Patents and other intangibles	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Patents and other intangibles
15. Patents and other intangibles

	Patents	Software	Total Other Intangibles
	$	$	$
Cost
As at January 1, 2023	899,413	92,096	991,509
Additions during the period	90,978	291,410	382,388
As at December 31, 2023	990,391	383,506	1,373,897

Accumulated amortization
As at January 1, 2023	(296,546)	-	(296,546)
Charge	(78,742)	(84,405)	(163,147)
As at December 31, 2023	(375,288)	(84,405)	(459,693)

Cost
As at January 1, 2024	990,391	383,506	1,373,897
Additions during the period	157,607	-	157,607
As at December 31, 2024	1,147,998	383,506	1,531,504

Accumulated amortization
As at January 1, 2024	(375,288)	(84,405)	(459,693)
Charge	(98,374)	(83,617)	(181,991)
As at December 31, 2024	(473,662)	(168,022)	(641,684)

Net book value
As at December 31, 2023	615,103	299,101	914,204
As at December 31, 2024	674,336	215,484	889,820
Lifezone’s intellectual property includes six patent families, covering various enhancements to the Hydromet Technology process for metal production from ores, concentrates and other feedstocks, including PGM, gold, silver, base metals and rare earth metals. These enhancements span the handling of gangue elements, purification steps, diverse feed materials, and carbon emissions minimization.